Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Heliogen, Inc. [Member]
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

$ in thousands	June 30, 2025	December 31, 2024
Payroll and other employee benefits	$541	$1,431
Professional fees	872	1,116
Research, development and project costs	8	5,616
Operating lease liabilities, current portion	989	2,550
Other accrued expenses	463	451
Total accrued expenses and other current liabilities	$2,873	$11,164

Accrued expenses and other current liabilities consisted of the following:

	December 31,
$ in thousands	2024	2023
Payroll and other employee benefits	$1,431	$1,084
Professional fees	1,116	1,913
Research, development and project costs	5,616	3,658
Inventory in-transit	—	29
Operating lease liabilities, current portion	2,550	1,792
Other accrued expenses	451	431
Total accrued expenses and other current liabilities	$11,164	$8,907